8 Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories Abstract
Finished goods	R$ 4,258,561	R$ 4,634,192
Raw materials, production inputs and packaging	2,008,510	1,665,797
Maintenance materials	749,536	608,693
Advances to suppliers	86,745	68,382
Imports in transit	1,298,334	664,345
Total	8,401,686	7,641,409
Current assets	8,383,650	7,625,084
Non-current assets	18,036	16,325
Total	R$ 8,401,686	R$ 7,641,409